Sale of Intangible Assets and Discontinued Operation (Tables)	12 Months Ended
Dec. 31, 2020
Sale Of Intangible Assets And Discontinued Operation - Schedule Of Discontinued Operations Of Operating Expenses
Schedule of Discontinued Operations of Operating Expenses

Operating results for the years ended December 31, 2019 for the Ehave Connect platform and related operating expenses are presented as discontinued operations as follows:

Year Ended December 31,
2019

Operating expenses from discontinued operation
General and administrative expenses	$2,450,440

Total operating expenses from discontinued operation	2,450,440

OPERATING LOSS FROM DISCONTINUED OPERATION	(2,450,440)

Change in fair market value of derivative liabilities	(1,250,584)
Gain on sale of intangible assets, net	648,108
Net loss from discontinued operations	$(3,052,916)